Fair value - Schedule of Estimated Fair Value for Financial Assets and Liabilities (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Interbank deposits	R$ 66,195	R$ 66,931
Securities purchased under agreements to resell	280,595	243,220
Other financial assets	164,029	136,713
Deposits	1,114,482	1,054,741
Securities sold under repurchase agreements	434,607	388,787
Other financial liabilities	241,448	192,407
Book value
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	2,042,788	1,912,804
Central Bank of Brazil deposits	167,275	160,698
Interbank deposits	66,169	66,925
Securities purchased under agreements to resell	280,592	243,219
Securities	327,473	323,852
Loan and lease operations	1,037,250	981,397
Other financial assets	164,029	136,713
Financial liabilities at amortized cost	2,350,901	2,148,776
Deposits	1,114,482	1,054,741
Securities sold under repurchase agreements	434,607	388,787
Interbank market funds	406,170	372,294
Institutional market funds	154,194	140,547
Other financial liabilities	241,448	192,407
Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	2,041,928	1,908,145
Central Bank of Brazil deposits	167,275	160,698
Interbank deposits	66,169	66,925
Securities purchased under agreements to resell	280,592	243,219
Securities	326,895	322,079
Loan and lease operations	1,036,968	978,511
Other financial assets	164,029	136,713
Financial liabilities at amortized cost	2,347,651	2,150,952
Deposits	1,114,434	1,054,745
Securities sold under repurchase agreements	434,607	388,787
Interbank market funds	402,669	372,587
Institutional market funds	154,493	142,426
Other financial liabilities	R$ 241,448	R$ 192,407